UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGMENET INVESTMENT COMPANIES

Investment Company Act file number 811-22474

Excelsior Private Markets Fund II (TE), LLC

(Exact name of registrant as specified in charter)

100 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

Marina Belaya, Esq.

114 West 47th Street

NY8-114-09-02

New York, NY 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-637-2587

Date of fiscal year end: March 31, 2012

Date of reporting period: March 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Reports to Stockholders.

Excelsior Private Markets Fund II (TE), LLC

Consolidated Financial Statements

Period from the Commencement of Operations (January 1, 2012) to March 31, 2012

Excelsior Private Markets Fund II (TE), LLC

Period from the Commencement of Operations (January 1, 2012) to March 31, 2012

Index	Page No.

FINANCIAL INFORMATION (Audited)

Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets	1

Consolidated Statement of Operations	2

Consolidated Statements of Changes in Members’ Equity – Net Assets	3

Consolidated Statement of Cash Flows	4

Financial Highlights	5

Notes to Consolidated Financial Statements	6 – 13

Report of Independent Registered Public Accounting Firm	14

ADDITIONAL INFORMATION (Unaudited)

Proxy Voting and Form N-Q	15

Information pertaining to the Board of Managers of the TE Fund	16 – 17

Information pertaining to the Officers of the TE Fund	18

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statement of Assets, Liabilities and Members’ Equity – Net Assets
March 31, 2012

Assets

Investment in Company, at fair value	$8,727,450
Cash and cash equivalents	5,061,415

Total assets	$13,788,865

Liabilities

Management fee payable	38,581
Due to Investment Advisor	21,540
Professional fees payable	9,500
Administration fee payable	6,500

Total liabilities	76,121

Members’ Equity - Net Assets	$13,712,744

Members’ Equity - Net Assets consists of:
Members’ Capital Paid-in	$12,657,000
Accumulated net investment loss	(361,901)
Accumulated realized gain on investments	191,611
Accumulated net unrealized appreciation on investments	1,226,034

Total Members' Equity - Net Assets	$13,712,744

Units of Membership Interests Outstanding (unlimited units authorized)	12,657.00
Net Asset Value Per Unit	$1,083.41

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

1

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statement of Operations
Period from the Commencement of Operations (January 1, 2012) to March 31, 2012

Investment income

Interest income from the Company	$19
Interest income	12
Expenses from the Company	(284,414)

Total investment income	(284,383)

Operating expenses:

Management fee	38,581
Organization fees	21,757
Professional fees	10,180
Administration fee	6,500
Other fees	500

Total operating expenses	77,518

Net investment loss	(361,901)

Net Realized and Unrealized Gain on Investments

Realized gain on investment in the Company	191,611
Change in net unrealized appreciation on investment in the Company	1,226,034

Net Realized and Unrealized Gain on Investments	1,417,645

Net increase in Members’ Equity – Net Assets resulting from operations	$1,055,744

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

2

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statement of Changes in Members’ Equity – Net Assets

Period from January 1, 2012 (Commencement of Operations) to March 31, 2012

	Non-Affiliated Members' Capital	Affiliated Members' Capital (Note 3)	Total
Members' committed capital	$13,990,000	$28,200,000	$42,190,000

Members' capital at January 1, 2012	$-	$-	$-
Capital contributions	11,247,000	1,410,000	12,657,000
Net investment loss	(276,851)	(85,050)	(361,901)
Net realized gain on investment in the Company	146,581	45,030	191,611
Change in net unrealized appreciation on investment in the Company	937,906	288,128	1,226,034
Members' capital at March 31, 2012	$12,054,636	$1,658,108	$13,712,744

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

3

Excelsior Private Markets Fund II (TE), LLC
Consolidated Statement of Cash Flows
Period from the Commencement of Operations (January 1, 2012) to March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net change in Members’ Equity – Net Assets resulting from operations	$1,055,744
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Contributions to the Company	(7,594,200)
Change in fair value of investment in the Company	(1,133,250)
Changes in assets and liabilities related to operations
Increase (decrease) in management fee payable	38,581
Increase (decrease) in payable due to investment advisor	21,540
Increase (decrease) in professional fees payable	9,500
Increase (decrease) in administration fee payable	6,500

Net cash provided by (used in) operating activities	(7,595,585)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	12,657,000

Net cash provided by (used in) financing activities	12,657,000

Net change in cash and cash equivalents	5,061,415
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$5,061,415

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

4

Excelsior Private Markets Fund II (TE), LLC
Financial Highlights

Period from the Commencement of Operations (January 1, 2012) through March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(28.59)
Net realized and unrealized gain on investments	112.00
Net increase in net assets resulting from operations after incentive carried interest	83.41

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$1,083.41
TOTAL NET ASSET VALUE RETURN (1), (3)	8.34%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$13,713
Ratios to Average Members' Equity - Net Assets: (4)
Expenses excluding incentive carried interest	9.14%
Net change in incentive carried interest	-
Expenses plus incentive carried interest	9.14%
Net investment income (loss) excluding incentive carried interest	(9.14)%
Portfolio Turnover Rate (5)	87.02%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (6)	165.05%
Internal Rate of Return after incentive carried interest, including expenses (7)	165.05%

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the beginning period of January 1, 2012 (Commencement of Operations) through March 31, 2012 represents the initial contribution per unit of $1,000.
(3)	Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of offering costs, the performance of the Fund during the period, the net change in the incentive carried interest and assumes distributions, if any, were reinvested. The Fund's units are not traded in any market, therefore, the market value total investment return is not calculated.
(4)	Ratios for the period from the Commencement of Operations (January 1, 2012) through March 31, 2012 have been annualized, excluding the organizational fees, professional fees and incentive carried interest.
(5)	Not annualized.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. As of March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. As of March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes and attached financial statements of Excelsior Private Markets Fund II (Master), LLC are an integral part of these Financial Statements.

5

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

1. Organization

Excelsior Private Markets Fund II (TE), LLC (the “TE Fund”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The TE Fund was organized as a Delaware limited liability company on September 8, 2010. The TE Fund commenced operations on January 01, 2012. The duration of the TE Fund is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the TE Fund (the “Board” or the “Board of Managers”). Thereafter, the term of the TE Fund may be extended by majority interest of the Members as defined in the TE Fund's limited liability company agreement (the “LLC Agreement”).

The TE Fund’s investment objective is to provide attractive long-term returns. The TE Fund pursues its investment objective by investing substantially all of its assets in Excelsior Private Markets Fund II (Master), LLC (the "Company"), through its consolidated subsidiary, Excelsior Private Markets Fund (Offshore), LDC, a Cayman Islands limited duration company (the "Offshore Fund"). The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts (the "Portfolio Funds"). Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company or the TE Fund will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

The financial statements of the Company, including the Company's Schedule of Investments, are attached to this report and should be read in conjunction with the TE Fund's consolidated financial statements. The percentage of the Company’s members' capital owned by the TE Fund at March 31, 2012 was approximately 44.29%.

Bank of America Capital Advisors LLC (the "Investment Adviser"), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the Company and provides management services to the TE Fund. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. The Investment Adviser is responsible for identifying, evaluating, structuring, monitoring, and disposing of the TE Fund's investments.

The Board has overall responsibility to manage and supervise the operation of the TE Fund. The Board exercises the same powers, authority and responsibilities on behalf of the TE Fund as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board engaged the Investment Adviser to manage the day-to-day operations of the TE Fund.

6

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

2. Significant Accounting Policies

A.     Basis of Accounting

The TE Fund’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the TE Fund in the preparation of its financial statements.

At March 31, 2012, the percentage of the Offshore Fund’s member’s capital owned by the TE Fund was 100%.  The financial position and results of operations of the Offshore Fund have been consolidated in the accompanying consolidated financial statements.  All intercompany transactions (consisting of capital contributions and distributions) have been eliminated.

B.     Recent Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update No. 2011-04 ("ASU 2011-04") which provides additional guidance to improve disclosures regarding fair value measurements which will require expanded disclosures for fair value measurements categorized as Level 3. Under such requirements, public entities will be required to disclose quantitative and qualitative information about the unobservable inputs and assumptions used in Level 3 fair value measurements, as well as a description of the valuation policies and procedures in place. For public entities, ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011. The TE Fund is evaluating the impact of this guidance on the Fund’s financial statements and disclosures.

C.     Valuation of Investments

The TE Fund records its investment in the Company at fair value. The net asset value of the TE Fund is determined by the Investment Adviser as of the last business day of each quarter after the Company has received reports from the Portfolio Funds related to that quarter and at such other times as deemed appropriate by the valuation committee of the Board on the advice of the Investment Adviser, as valuation agent, in accordance with the valuation principles set forth below, or as may be determined from time to time, pursuant to valuation procedures established by the Board. Pursuant to the valuation procedures, the Board has delegated to the Investment Adviser the general responsibility for valuation of the investments in the Portfolio Funds subject to the oversight of the Board. The value of the TE Fund's investment in the Company reflects the TE Fund's proportionate interest in the total shareholders' capital of the Company at March 31, 2012. Valuation of the investments held by the Company is discussed in Note 2 of the Company's financial statements, attached to this report.

7

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

D.    Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At March 31, 2012, the TE Fund did not hold any cash equivalents.

E.    Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

F.    Investment Gains and Losses

The TE Fund records its share of the Company's investment income, expenses, and realized and unrealized gains and losses in proportion to the TE Fund's aggregate commitment to the Company. The Company's income and expense recognition policies are discussed in Note 2 of the Company's financial statements, attached to this report, and should be read in conjunction with the TE Fund's financial statements.

G.   Organization Fees

The TE Fund incurred and expensed $21,757 in organizational expenses for the period from the Commencement of Operations (January 1, 2012) to March 31, 2012. Prior to the Commencement of Operations (January 1, 2012), the Investment Advisor paid $21,540 in organizational fees, which is to be reimbursed by the TE Fund.

H.    Income Taxes

The TE Fund is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these statements. The TE Fund has a tax year end of December 31.

The Offshore Fund is a Cayman Islands limited duration company and is treated as a Delaware corporation for tax reporting.  The Offshore Fund has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with U.S. GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The TE Fund files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the TE Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable. The Investment Adviser has reviewed the TE Fund’s tax position for the open tax year and has concluded that no provision for taxes is required in the TE Fund’s financial statements. The TE Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period from the Commencement of Operations (January 01, 2012) to March 31, 2012, the TE Fund did not incur any interest or penalties.

8

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

I. Contribution Policy

Capital contributions shall be credited to each Member’s capital account when paid. Capital contributions will be determined based on a percentage of commitments. For the period from the Commencement of Operations (January 01, 2012) to March 31, 2012, the TE Fund issued 12,657.00 units.

J. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Member’s respective percentage interest, as defined in the LLC Agreement. Generally, all distributions from the TE Fund will be made as follows:

(a) First, to the Members of the TE Fund until they have received a 125% return of all drawn commitments; and

(b) Then, a 95% - 5% split between the Members and the Investment Adviser, respectively. The Investment Adviser will not receive any of the carried interest that it may have earned until after the fourth anniversary of the Final Closing.

K. Restrictions on Transfers

Interests of the TE Fund (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

L. Fund Expenses

The TE Fund bears its own expenses and, indirectly bears a pro rata portion of the Company's expenses incurred in the course of business, not otherwise borne by the Investment Adviser, including, but not limited to, all Advisory Fees and carried interest paid to the Investment Adviser; accounting, audit and tax preparation fees and expenses; administrative expenses and fees; legal fees and expenses; custody and escrow fees and expenses; the costs of any errors and omissions/directors and officers liability insurance policy or any fidelity bond; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; expenses (including financing, due diligence, travel and other costs) related to the holding, monitoring, follow-on investments and disposition of the Portfolio Funds; interest expenses; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. The TE Fund will also indirectly bear, through its investment in the Company, the management fees of the Portfolio Funds, as well as carried interest allocations in such Portfolio Funds; the expenses of the Portfolio Funds, including without limitation, investment-related expenses, non-investment related interest expense, administrative expenses and fees and disbursements of attorneys and accountants engaged on behalf of the Portfolio Funds and other ordinary and extraordinary expenses. These expenses, including incentive fees and allocations, allocated to the Company attributable to its investments in the Portfolio Funds are not broken out separately on the accompanying Statement of Operations of the TE Fund, and are not included in the expense ratios shown in the accompanying Financial Highlights of the TE Fund.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains and losses on investments on the accompanying Statement of Operations.

9

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

M. Incentive Carried Interest

Incentive carried interest (the “Incentive Carried Interest”) is not earned by the Investment Adviser until 125% of all drawn capital commitments are returned to the Members (including the Investment Adviser). After a 125% return of all drawn commitments has been made, all future distributions will be split 95% to Members (including the Investment Adviser) pro rata in accordance with their respective capital contributions and 5% to the Investment Adviser. The Investment Adviser will not collect any of the Incentive Carried Interest that it may have earned until after the fourth anniversary of the Final Closing (the anticipated timeframe in which all, or substantially all, of the commitments that the TE Fund intends to invest will have been drawn). Incentive Carried Interest is accrued based on the net asset value of the TE Fund at each quarter-end as an allocation of profits, to the extent there is an amount to be accrued. The Statement of Changes in Members’ Equity – Net Assets discloses the amount payable and paid to the Investment Adviser in the period in which it occurs. At March 31, 2012, the accrued and unpaid Incentive Carried Interest was $0.

3. Advisory Fee, Management Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds. Further, the Investment Adviser provides certain management and administrative services to the Company, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration of the advisory and other services provided by the Investment Adviser, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the final closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the period from the Commencement of Operations (January 01, 2012) to March 31, 2012, the Company incurred Advisory Fees totaling $123,821, of which $54,840 was allocated to the TE Fund.

10

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

In consideration for the services provided under the Management Agreement, the TE Fund pays the Investment Adviser a management fee (the "Management Fee") quarterly in arrears at the annual rate of 0.50% as follows: (i) during the period from the initial closing until the fifth anniversary of the Final Closing, based on the Company’s underlying commitments attributable to the TE Fund (based on the TE Fund’s commitments to the Company relative to those of the Feeder Funds invested in the Company) and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the period from the Commencement of Operations (January 01, 2012) to March 31, 2012, the TE Fund incurred Advisory Fees totaling $38,581.

Certain general and administrative expenses, such as occupancy and personnel costs are borne by Bank of America or other affiliates and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the TE Fund retains JD Clark & Company (the “Administrator”), as administrator, accounting agent, tax preparer, and investor services agent. In consideration for these services, the TE Fund pays the Administrator a fixed fee of $6,500 per calendar quarter. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation. For the period from the Commencement of Operations (January 01, 2012) to March 31, 2012, the TE Fund incurred administration fees totaling $6,500. In addition, UMB Bank N.A, serves as the Company's and the TE Fund’s custodian.

The Board is made up of 5 managers, each of whom is not an “interested person” as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $40,000. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing services to the Company. The Board does not have a compensation committee. For the period from the Commencement of Operations (January 01, 2012) to March 31, 2012, the Company incurred $200,000 in Board of Managers fees, of which $88,579 was allocated to the TE Fund.

Merrill, Lynch, Pierce, Fenner & Smith Incorporated serves as the placement agent (the "Placement Agent" of the TE Fund. Investors may be charged a placement fee (the "Placement Fee") of up to 2.50%. For the period from the Commencement of Operations (January 01, 2012) to March 31, 2012, the Placement Agent has not collected any Placement Fees.

11

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

An “affiliated person” (as defined in the Investment Company Act) of another person means (A) any person directly or indirectly owning, controlling, or holding with power to vote, 5 percent or more of the outstanding voting securities of such other person; (B) any person 5 percent or more of whose outstanding voting securities are directly or indirectly owned, controlled, or held with power to vote, by such other person; (C) any person directly or indirectly controlling, controlled by, or under common control with, such other person; (D) any officer, director, partner, copartner, or employee of such other person; (E) if such other person is an investment company, any investment adviser thereof or any member of an advisory board thereof; and (F) if such other person is an unincorporated investment company not having a board of directors, the depositor thereof. As of March 31, 2012, seven Members had ownership totaling approximately 76.50% of the TE Fund’s total commitments and are deemed “affiliated members” (the “Affiliated Members”). The affiliation between the Affiliated Members and the TE Fund is based solely on the commitments made and percentage ownership.

Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with the Portfolio Funds in which the TE Fund invests and with companies in which the Portfolio Funds invest.

4. Capital Commitments from Members

At March 31, 2012, capital commitments from the Members totaled $42,190,000. Capital contributions received by the TE Fund with regard to satisfying Member commitments totaled $12,657,000, which represents approximately 30.00% of committed capital at March 31, 2012.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the TE Fund are allocated among the Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that it would follow the distributions outlined in Note 2.J.

6. Indemnifications

In the normal course of business, the TE Fund enters into contracts that provide general indemnifications. The TE Fund’s maximum exposure under these agreements is dependent on future claims that may be made against the TE Fund, and, therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

7. Concentrations of Market, Credit, Industry, Currency and Capital Call Risk

The Company may make investments which are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by its registered statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner.

12

Excelsior Private Markets Fund II (TE), LLC
Notes to Consolidated Financial Statements
March 31, 2012

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the TE Fund, through its investment in the Company, may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments. In addition, defaults by Members of the TE Fund on their commitments to the TE Fund, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk there is no guarantee that such measures will be sufficient or successful.

8. Subsequent Events

The TE Fund has evaluated all events subsequent to the balance sheet date of March 31, 2012, through the date these financial statements were issued and has determined that there were no subsequent events that require disclosure.

13

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Private Markets Fund II (TE), LLC

In our opinion, the accompanying consolidated statement of assets, liabilities and members' equity - net assets, and the related consolidated statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Private Markets Fund II (TE), LLC and its subsidiary (the "Fund") at March 31, 2012, and the results of their operations, the changes in their members' equity - net assets, their cash flows and the financial highlights for the period from January 1, 2012 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

May 30, 2012

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110

T: (617) 530 5000, F:(617) 530 5001, www.pwc.com/us

14

Excelsior Private Markets Fund II (TE), LLC
Proxy Voting and Form N-Q (Unaudited)
March 31, 2012

Proxy Voting and Form N-Q

A description of the TE Fund’s policies and procedures used to determine how to vote proxies relating to the TE Fund’s portfolio securities, as well as information regarding proxy votes cast by the TE Fund (if any) during the most recent 12 month period ended June 30, is available without charge, upon request, by calling the TE Fund collect at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The TE Fund did not receive any proxy solicitations during the period ended March 31, 2012.

The TE Fund files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q. The TE Fund’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information concerning operation of the public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the TE Fund collect at 866-637-2587.

15

Excelsior Private Markets Fund II (TE), LLC
Board of Managers (Unaudited)
March 31, 2012

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager
Disinterested Managers

Alan Brott c/o Excelsior Private Markets Fund II (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009	Consultant (since 10/91); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds (3 funds) and Emerging Markets Income Fund.	8

John C. Hover II c/o Excelsior Private Markets Fund II (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.	9

Victor F. Imbimbo, Jr. c/o Excelsior Private Markets Fund II (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000	President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.	9

16

Excelsior Private Markets Fund II (TE), LLC
Board of Managers (Unaudited)
March 31, 2012

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager
Disinterested Managers

Stephen V. Murphy c/o Excelsior Private Markets Fund II (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC, and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bowne & Co., Inc. (1/06 to 11/10).	9

Thomas G. Yellin c/o Excelsior Private Markets Fund II (TE), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC News (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (Master), LLC, Excelsior Private Markets Fund II (TI), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.	8

17

Excelsior Private Markets Fund II (TE), LLC
Company Management (Unaudited)
March 31, 2012

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager
Officers who are not Managers

James D. Bowden Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02111 (Born 1953)	Chief Executive Officer and President	Term — Indefinite; Length — since inception	Managing Director, GWIM Alternative Investments Asset Management, Bank of America and Executive Vice President, Bank of America Capital Advisors LLC (since 1998).	N/A

Steven L. Suss Bank of America Capital Advisers LLC 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term — Indefinite; Length — since inception	Managing Director, GWIM Alternative Investments Asset Management, Bank of America (7/07 to present); Senior Vice President, Bank of America Capital Advisors LLC (7-07 – present); Director (4/07 to 5/08), Senior Vice President (7/07 to present), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).	N/A

Mathew J. Ahern Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02111 (Born 1967)	Senior Vice President	Term — Indefinite; Length — since inception	Senior Vice President and Director, GWIM Alternative Investments Asset Management, Bank of America, and Senior Vice President, Bank of America Capital Advisors LLC (12/02 to present).	N/A

Marina Belaya 114 West 47th Street New York, NY 10036 (Born 1967)	Secretary	Term — Indefinite; Length — since inception	Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).	N/A

Fred Wofford Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02111 (Born 1955)	Chief Compliance Officer	Term — Indefinite; Length — since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present); Compliance Risk Executive, Columbia Management Advisors and the Columbia Funds, Bank of America (6/05 to 6/08); Head of Operations, Liberty Asset Management, Inc. (now, Banc of America Investment Advisors, Inc.) and the Liberty All-Star Funds, Bank of America/Fleet (3/03 to 5/05).	N/A

Excelsior Private Markets Fund II (master), LLC

Financial Statements

Period from the Commencement of Operations (August 10, 2011) to March 31, 2012

Excelsior Private Markets Fund II (Master), LLC

Period from the Commencement of Operations (August 10, 2011) to March 31, 2012

Excelsior Private Markets Fund II (Master), LLC
Statement of Assets, Liabilities and Members’ Equity – Net Assets
March 31, 2012

Assets

Investments, at fair value (cost $8,553,533)	$11,321,802
Cash and cash equivalents	3,380,620
Investments made in advance	5,032,658
Receivable from the TI Fund	279,000
Receivable from the Investment Adviser	50
Other assets	27,630

Total assets	$20,041,760

Liabilities

Advisory fee payable	123,821
Due to Investment Advisor	118,857
Professional fees payable	50,000
Administration fee payable	43,333

Total liabilities	336,011

Members’ Equity - Net Assets	$19,705,749

Members’ Equity - Net Assets consists of:
Members’ Capital Paid-in	$17,146,980
Accumulated net investment loss	(642,140)
Accumulated net realized gains	432,640
Accumulated net unrealized appreciation on investments	2,768,269

Total Members' Equity - Net Assets	$19,705,749

Units of Membership Interests Outstanding (unlimited units authorized)	18,014.40
Net Asset Value Per Unit	$1,093.89

The accompanying notes are an integral part of these Financial Statements.

1

Excelsior Private Markets Fund II (Master), LLC
Schedule of Investments
March 31, 2012

Portfolio Funds (A),(B),(D)	Acquisition Type	Acquisition Dates (C)	Geographic Region (F)	Fair Value

Buyout (24.72%)
Apax US VII, L.P.	Secondary	12/2011 - 2/2012	North America	3,020,461
BC European Capital IX	Primary	3/2012	Europe	258,881
CVC European Equity Partners II	Secondary	3/2012	Europe	313,890
Doughty Hanson & Co III Limited Partnership 15	Secondary	2/2012	Europe	551,861
Green Equity Investors VI, L.P.	Primary	-	North America	-
HgCapital Mercury C L.P.	Primary	12/2011 - 3/2012	Europe	15,734
Industri Kapital 1997 Limited	Secondary	2/2012	Europe	306,525
Permira Europe Fund I	Secondary	3/2012	Europe	72,400
Vision Capital Partners IV, L.P.	Secondary	2/2012	Europe	330,788
				4,870,540
Special Situations (6.43%)
ArcLight Energy Partners Fund V, L.P.	Primary	12/2011 - 3/2012	North America	312,801
Royalty Opportunities S.ár.L.	Primary	8/2011 - 11/2011	Europe	953,318
				1,266,119
Venture Capital (26.30%)
Abingworth Bioventures II	Secondary	3/2012	Europe	63,532
Abingworth Bioventures IIa, L.P.	Secondary	2/2012	Europe	7,822
Boulder Ventures III	Secondary	3/2012	North America	98,155
Columbia Capital Equity Partners II (Cayman), L.P.	Secondary	2/2012	North America	28,193
Intersouth Partners V	Secondary	3/2012	North America	305,796
InterWest Partners IX, L.P.	Secondary	12/2011	North America	1,921,213
InterWest Partners VIII, L.P.	Secondary	12/2011	North America	937,036
InterWest Partners X, L.P.	Secondary	12/2011	North America	493,951
Lightspeed Venture Partners IX, L.P.	Primary	3/2012	North America	103,440
MPM Bioventures II-QP, L.P.	Secondary	2/2012	North America	548,514
Polaris Venture Parnters III	Secondary	3/2012	North America	576,482
Sofinnova Capital III FCPR	Secondary	2/2012	Europe	101,009
				5,185,143

Total Investments in Portfolio Funds (cost $8,553,533) (57.45%)				11,321,802
Other Assets & Liabilities (Net) (42.55%)				8,383,947
Members' Equity - Net Assets (100.00%)				$19,705,749

(A)	Non-income producing securities, restricted as to public resale and illiquid.
(B)	Total cost of illiquid and restricted securities at March 31, 2012, aggregated $8,553,533. Total fair value of illiquid and restricted securities at March 31, 2012, was $11,321,802 or 57.45% of net assets.
(C)	Acquisition dates cover from original investment date to the last acquisition date and is required disclosure for restricted securities only.
(D)	The estimated cost of the Portfolio Funds at March 31, 2012, for Federal income tax purposes aggregated $8,487,201. The net and gross unrealized appreciation for Federal income tax purposes is estimated to be $2,834,601, which consists of unrealized appreciation and depreciation of $3,200,048 and $365,447, respectively.
(E)	Calculated as fair value divided by the Fund's Members' Equity - Net Assets.
(F)	Geographic region is based on where a Portfolio Fund is headquartered and may be different from where the Portfolio Fund invests.

The accompanying notes are an integral part of these Financial Statements.

2

Excelsior Private Markets Fund II (Master), LLC
Statement of Operations
Period from the Commencement of Operations (August 10, 2011) to March 31, 2012

Investment income:

Interest	$42

Total investment income	42

Operating expenses:

Organizational fees	122,555
Board of Managers fees	200,000
Professional fees	146,754
Advisory fee	123,822
Administration fee	43,333
Other fees	5,718

Total operating expenses	642,182

Net investment loss	(642,140)

Net realized and unrealized gain on investments
Net realized gain on investments	432,640
Net change in unrealized appreciation on investments	2,768,269

Net realized and unrealized gain on investments	3,200,909

Net increase in Members’ Equity – Net Assets resulting from operations	$2,558,769

The accompanying notes are an integral part of these Financial Statements.

3

Excelsior Private Markets Fund II (Master), LLC
Statements of Changes in Members’ Equity – Net Assets

Period from the Commencement of Operations (August 10, 2011) to March 31, 2012

	Excelsior Private Markets Fund II (TI), LLC	Excelsior Private Markets Fund II (TE), LLC	Investment Adviser (Note 1)	Total
Members' committed capital	$53,070,000	$42,190,000	$1,000	$95,261,000

Members' capital at August 10, 2011	$-	$-	$-	$-
Capital contributions	9,552,600	7,594,200	180	17,146,980
Net investment loss	(357,738)	(284,395)	(7)	(642,140)
Net realized gain on investments	241,024	191,611	5	432,640
Net change in unrealized appreciation on investments	1,542,206	1,226,034	29	2,768,269
Members' capital at March 31, 2012	$10,978,092	$8,727,450	$207	$19,705,749

The accompanying notes are an integral part of these Financial Statements.

4

Excelsior Private Markets Fund II (Master), LLC
Statement of Cash Flows
Period from the Commencement of Operations (August 10, 2011) to March 31, 2012

CASH FLOWS FROM OPERATING ACTIVITIES

Net Change in Members’ Equity – Net Assets resulting from operations	$2,558,769
Contributions to investments in Portfolio Funds	(9,049,424)
Distributions received from Portfolio Funds	928,531
Adjustments to reconcile net change in Members’ Equity – Net Assets resulting from operations to net cash used in operating activities:
Net realized gain on investments	(432,640)
Change in net unrealized (appreciation) depreciation on investments	(2,768,269)
Changes in assets and liabilities related to operations
(Increase) decrease in investments made in advance	(5,032,658)
(Increase) decrease in other assets	(27,630)
Increase (decrease) in advisory fee payable	123,821
Increase (decrease) in payable due to investment advisor	118,857
Increase (decrease) in professional fees payable	50,000
Increase (decrease) in administration fee payable	43,333

Net cash provided by (used in) operating activities	(13,487,310)

CASH FLOWS FROM FINANCING ACTIVITIES

Proceeds from Members’ capital contributions	16,867,930

Net cash provided by (used in) financing activities	16,867,930

Net change in cash and cash equivalents	3,380,620
Cash and cash equivalents at beginning of period	-

Cash and cash equivalents at end of period	$3,380,620

The accompanying notes are an integral part of these Financial Statements.

5

Excelsior Private Markets Fund II (Master), LLC
Financial Highlights

Period from the Commencement of Operations (August 10, 2011) through March 31, 2012
Per Unit Operating Performance (1)

NET ASSET VALUE, BEGINNING OF PERIOD (2)	$1,000.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss	(121.14)
Net realized and unrealized gain on investments	215.03
Increase in net assets resulting from operations after incentive carried interest	93.89

DISTRIBUTIONS TO MEMBERS:
Net change in Members’ Equity - Net Assets due to distributions to Members	-
NET ASSET VALUE, END OF PERIOD	$1,093.89
TOTAL NET ASSET VALUE RETURN (1), (3)	14.99%

RATIOS AND SUPPLEMENTAL DATA:
Members' Equity - Net assets, end of period in thousands (000's)	$19,706
Ratios to Average Members' Equity - Net Assets: (4)
Expenses excluding incentive carried interest	7.99%
Net change in incentive carried interest	-
Expenses plus incentive carried interest	7.99%
Net investment income (loss) excluding incentive carried interest	(7.99)%
Portfolio Turnover Rate (5)	21.25%

INTERNAL RATES OF RETURN:
Internal Rate of Return before incentive carried interest, including expenses (6)	59.05%
Internal Rate of Return after incentive carried interest, including expenses (7)	59.05%

(1)	Selected data for a unit of membership interest outstanding throughout the period.
(2)	The net asset value for the beginning period of August 10, 2011 (Commencement of Operations) through March 31, 2012 represents the initial contribution per unit of $1,000.
(3)	Total investment return based on per unit net asset value reflects the changes in net asset value based on the effects of organizational costs, the performance of the Company during the period, the net change in the incentive carried interest and assumes distributions, if any, were reinvested. The Company's units are not traded in any market, therefore, the market value total investment return is not calculated.
(4)	Ratios do not reflect the Company's proportional share of the net investment income (loss) and expenses, including any performance-based fees, of the Portfolio Funds. Ratios for the period from the Commencement of Operations (August 10, 2011) through March 31, 2012 have been annualized, excluding the organizational fees and incentive carried interest.
(5)	Not annualized.
(6)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets before incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. As of March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.
(7)	The Internal Rate of Return is computed based on the actual dates of the cash inflows (capital contributions), outflows (capital and stock distributions), and the ending net assets after incentive carried interest at the end of the period (residual value) as of each measurement date, excluding the cash flows and net assets of the Investment Adviser. As of March 31, 2012, the internal rate of return is based on a very limited operating period and, as such, may not be meaningful.

The accompanying notes are an integral part of these Financial Statements.

6

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

1. Organization

Excelsior Private Markets Fund II (Master), LLC (the “Company”) is a non-diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”). The Company was organized as a Delaware limited liability company on September 8, 2010. The Company commenced operations on August 10, 2011. The duration of the Company is ten years from the final subscription closing date (the “Final Closing”), subject to two two-year extensions which may be approved by the Board of Managers of the Company (the “Board” or the “Board of Managers”). Thereafter, the term of the Company may be extended by majority interest of the Members as defined in the Company's limited liability company agreement (the “LLC Agreement”).

The Company’s investment objective is to provide attractive long-term returns. The Company seeks to achieve its objective primarily by investing in private equity funds and other collective investment vehicles or accounts pursuing investment strategies in buyout, venture capital, and special situations (distressed debt, mezzanine, secondaries, natural resources, opportunistic, real estate, royalties, and other private equity strategies perceived to be by the Investment Adviser) (collectively the "Portfolio Funds"). Neither the Company nor the Investment Adviser (as defined below) guarantees any level of return or risk on investments and there can be no assurance that the Company will achieve its investment objective. The Portfolio Funds are not registered as investment companies under the Investment Company Act.

Excelsior Private Markets Fund (TI), LLC (the “TI Fund”) and Excelsior Private Markets Fund (TE), LLC (the “TE Fund”), each a Delaware limited liability company that is registered under the Investment Company Act as a non-diversified, closed-end management investment company, and Excelsior Private Markets Fund (Offshore), LDC, a Cayman Islands limited duration company (the “Offshore Fund,” and together with the TI Fund and the TE Fund, the “Feeder Funds”) pursue their investment objectives by investing substantially all of their assets in the Company.  The percentage of the Offshore Fund's Members' capital owned by the TE Fund was 100%. The financial position and results of operations of the Offshore Fund have been consolidated within the TE Fund's consolidated financial statements. The Feeder Funds have the same investment objective and substantially the same investment policies as the Company (except that the Feeder Funds pursue their investment objectives by investing in the Company).

Bank of America Capital Advisors LLC (the "Investment Adviser"), an indirect wholly-owned subsidiary of Bank of America Corporation ("Bank of America"), is a registered investment adviser under the Investment Advisers Act of 1940, as amended, and serves as investment adviser of the Fund. Its principal office is located at 100 Federal Street, Boston, MA 02110. The Investment Adviser is controlled by Bank of America, a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, NC 28255. The Investment Adviser is responsible for identifying, evaluating, structuring, monitoring, and disposing of the Fund's investments. The Investment Adviser has made an investment in the Company in exchange for 0.19 units Company's net assets.

7

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

The Board has overall responsibility to manage and supervise the operations of the Company. The Board exercises the same powers, authority and responsibilities on behalf of the Company as are customarily exercised by directors of a typical investment company registered under the Investment Company Act organized as a corporation. The Board has engaged the Investment Adviser to provide investment advice regarding the selection of the Portfolio Funds and to manage the day-to-day operations of the Company.

The Company operates as a vehicle for the investment of substantially all of the assets of the Feeder Funds as members of the Company (“Members”).  As of March 31, 2012, the TI Fund’s and the TE Fund’s ownership of the Company’s Members’ Capital was 55.71% and 44.29%, respectively.

2. Significant Accounting Policies

A. Basis of Accounting

The Company’s policy is to prepare its financial statements on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Consequently, income and the related assets are recognized when earned, and expenses and the related liabilities are recognized when incurred. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

B. Recent Accounting Pronouncements

In May 2011, FASB issued Accounting Standards Update No. 2011-04 ("ASU 2011-04") which provides additional guidance to improve disclosures regarding fair value measurements which will require expanded disclosures for fair value measurements categorized as Level 3. Under such requirements, public entities will be required to disclose quantitative and qualitative information about the unobservable inputs and assumptions used in Level 3 fair value measurements, as well as a description of the valuation policies and procedures in place. For public entities, ASU 2011-04 is effective for interim and annual reporting periods beginning after December 15, 2011. The Company is evaluating the impact of this guidance on the Company’s financial statements and disclosures.

C. Valuation of Investments

The Company computes its net asset value as of the last business day of each fiscal quarter and at such other times as deemed appropriate by the Investment Adviser in accordance with valuation principles set forth below, or may be determined from time to time, pursuant to the valuation procedures (the “Procedures”) established by the Board.

8

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

The Board has approved the Procedures pursuant to which the Company values its interests in the Portfolio Funds and other investments.  The Board has delegated to the Investment Adviser general responsibility for determining the value of the assets held by the Company.  The value of the Company’s interests is based on information reasonably available at the time the valuation is made and the Investment Advisor believes to be reliable.  Generally, the value of each Portfolio Fund is determined to be that value reported to the Company by the Portfolio Fund as of each quarter-end, determined by the Portfolio Fund in accordance with its own valuation policies. The Company follows the authoritative guidance under U.S. GAAP for estimating the fair value of investments in investment companies that have calculated net asset value in accordance with the specialized accounting guidance for investment companies.

While the Investment Adviser may rely on a Portfolio Fund’s valuation mechanics, the Investment Adviser must maintain an effective monitoring process and internal controls to comply with the Procedures and the Company’s stated accounting policies.  In reviewing valuations from the Portfolio Funds, the Investment Adviser takes into consideration all reasonably available information from the Portfolio Funds related to valuation.  If the Investment Adviser determines that a Portfolio Fund’s value as reported by that Portfolio Fund does not represent current fair value, or in the event a Portfolio Fund does not report a quarter-end value to the Company on a timely basis, then the Portfolio Fund is valued at its fair value in accordance with the Procedures.  In determining fair value of a Portfolio Fund, the Investment Adviser shall recommend a value for such Portfolio Fund for approval by the valuation committee of the Board (the “Valuation Committee”) that it reasonably believes represents the amount the Company could reasonably expect to receive from the Portfolio Fund if the Company were able to sell its interests in the Portfolio Fund at that time.  In making such a recommendation and approving a valuation, the Investment Adviser and the Valuation Committee, respectively, take into consideration all reasonably available information and other factors deemed pertinent.  Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

FASB ASC 820-10 “Fair Value Measurements and Disclosure” establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). FASB ASC 820-10-35-39 to 55 provides three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

9

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

Level 3 - Inputs that are unobservable.

Inputs are used in applying the various valuation techniques and broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. An investment's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Investment Adviser. The Investment Adviser considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Investment Adviser’s perceived risk of that investment.

All of the Company's investments in the Portfolio Funds have been classified within Level 3, and the Company generally does not hold any investments that could be classified as Level 1 or Level 2, as observable prices are typically not available.

Most Portfolio Funds are structured as closed-end, commitment-based private investment funds where the Company commits a specified amount of capital upon inception of the Portfolio Fund (i.e., committed capital) which is then drawn down over a specified period of the Portfolio Fund's life. Such Portfolio Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Portfolio Funds for which there is no active market, although, in some situations, a transaction may occur in the "secondary market." These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as Level 3.

Assumptions used by the Investment Adviser due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Company's results of operations.

The following table presents the investments carried on the Statement of Assets, Liabilities and Members’ Equity - Net Assets by level within the valuation hierarchy as of March 31, 2012.

10

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

	Assets at Fair Value as of March 31, 2012
	Level 1	Level 2	Level 3	Total

Assets:
Buyout	$-	$-	$4,870,540	$4,870,540
Special Situations	-	-	1,266,119	1,266,119
Venture Capital	-	-	5,185,143	5,185,143

Totals	$-	$-	$11,321,802	$11,321,802

The following table includes a rollforward of the amounts for the period from the Commencement of Operations (August 10, 2011) to March 31, 2012 for investments classified within Level 3. The classification of an investment within Level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

Fair Value Measurements using Level 3 inputs
Investments in Portfolio Funds
Balance as of August 10, 2011	$-
(Commencement of Operations)
Net change in unrealized appreciation on investments	2,768,269
Net realized gain on investments	432,640
Contributions	9,049,424
Distributions	(928,531)
Balance as of March 31, 2012	$11,321,802

The net change in unrealized appreciation relating to Level 3 investments still held at the reporting date is $2,768,269.

The Company recognizes transfers into and out of the levels indicated above at the end of the reporting period. There were no transfers into or out of Level 3 at the end of the reporting period.

All net realized and unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations.

Additional information on the investments can be found in the Schedule of Investments.

The estimated remaining life of the Company’s Portfolio Funds as of March 31, 2012 is one to nine years, with the possibility of extensions by each of the Portfolio Funds.

11

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

Cash and cash equivalents on the Statement of Assets, Liabilities and Members’ Equity – Net Assets can include overnight investments in commercial paper, which are classified as a Level 1 asset.

D. Cash and Cash Equivalents

Cash and cash equivalents consist primarily of cash and short term investments which are readily convertible into cash and have an original maturity of three months or less. At March 31, 2012, the Company did not hold any cash equivalents.

E. Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

F. Investment Gains and Losses

The Company records distributions of cash or in-kind securities from the Portfolio Funds based on the information from distribution notices when distributions are received. The Company will recognize within the Statement of Operations its share of realized gains or (losses), the Company's change in net unrealized appreciation (depreciation) and the Company’s share of net investment income or (loss) based upon information received regarding distributions from managers of the Portfolio Funds. The Company may also recognize realized losses based upon information received from the Portfolio Fund managers for write-offs taken in the underlying portfolio. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations includes the Company’s share of interest and dividends, realized (but undistributed) and unrealized gains and losses on security transactions, and expenses of each Portfolio Fund.

The Portfolio Funds may make in-kind distributions to the Company, and, particularly in the event of a dissolution of a Portfolio Fund, such distributions may contain securities that are not marketable. While the general policy of the Company will be to liquidate such investment and distribute proceeds to the Members, under certain circumstances when deemed appropriate by the Board, a Member may receive in-kind distributions from the Company.

G. Organization Fees

The Company incurred and expensed $122,555 in organizational expenses for the period from Commencement of Operations (August 10, 2011) to March 31, 2012. Prior to the Commencement of Operations (August 10, 2011), the Investment Advisor paid $118,857 in organizational fees, which is to be reimbursed by the Company.

12

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

H. Income Taxes

The Company is a limited liability company that is treated as a partnership for tax reporting. Tax basis income and losses are passed through to individual Members and, accordingly, there is no provision for income taxes reflected in these statements. The Company has a tax year end of December 31.

Differences arise in the computation of Members' capital for financial reporting in accordance with U.S. GAAP and Members' capital for federal and state income tax reporting. These differences are primarily due to the fact that unrealized gains and losses are allocated for financial reporting purposes and are not allocated for federal and state income tax reporting purposes.

The cost of the Portfolio Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Portfolio Funds. Based on the amounts reported to the Company on Schedule K-1 as of December 31, 2011, and after adjustment for purchases and sales between December 31, 2011 and March 31, 2012, the estimated cost of the Portfolio Funds at March 31, 2012, for federal tax purposes is $8,487,201. The resulting estimated net unrealized appreciation for tax purposes on the Portfolio Funds at March 31, 2012, is $2,834,601, which consists of unrealized appreciation and depreciation of $3,200,048 and $365,447, respectively.

The Company files tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal, state, local and foreign jurisdictions, where applicable. FASB ASC 740-10 requires the Investment Adviser to determine whether a tax position of the Company is more likely than not to be sustained upon examination by taxing authorities, based on the technical merits of the position. For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority. The Investment Adviser has reviewed the Company’s tax position for the open tax period and has concluded that no provision for taxes is required in the Company’s financial statements. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period from the Commencement of Operations (August 10, 2011) to March 31, 2012, the Company did not incur any interest or penalties.

I. Contribution Policy

Capital contributions shall be credited to each Member’s capital account when paid. Capital contributions will be determined based on a percentage of commitments. For the period from the Commencement of Operations (August 10, 2011) to March 31, 2012, the Company issued 18,014.40 units.

13

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

J. Distribution Policy

Distributions shall be made of available cash (net of reserves that the Board deems reasonable) or other net investment proceeds to the Members at such times and in such amounts as determined by the Board of Managers in its sole discretion and in accordance with the Member’s respective percentage interest, as defined in the LLC Agreement.

K. Restrictions on Transfers

Interests of the Company (“Interests”) are generally not transferable. No Member may assign, sell, transfer, pledge, hypothecate or otherwise dispose of any of its Interests without the prior written consent of the Board which may be granted or withheld in its sole discretion, and in compliance with applicable securities and tax laws.

L. Company Expenses

The Company bears certain expenses not otherwise borne by the Investment Adviser, including, but not limited to: all investment-related expenses (including, but not limited to, fees paid directly or indirectly to Portfolio Fund managers, all costs and expenses directly related to portfolio transactions and positions for the Company’s account such as direct and indirect expenses associated with the Company’s investments and prospective investments, including all costs and expenses incurred in connection with its investments in Portfolio Funds, transfer taxes and premiums, taxes withheld on foreign dividends); any non-investment related interest expense; fees and disbursements of any attorneys and accountants engaged on behalf of the Company; audit and tax preparation fees and expenses; administrative expenses and fees; custody and escrow fees and expenses; the costs of an errors and omissions/directors and officers liability insurance policy and a fidelity bond; the Advisory Fee payable to the Investment Adviser; fees and travel-related expenses of the Board who are not employees of the Investment Adviser or any affiliate of the Investment Adviser; all costs and charges for equipment or services used in communicating information regarding the Company’s transactions among the Investment Adviser and any custodian or other agent engaged by the Company; any extraordinary expenses; and such other expenses as may be approved from time to time by the Board. Expenses, including incentive fees and allocations, of the Portfolio Funds are not broken out separately on the accompanying Statement of Operations, and are not included in the expense ratios shown in the accompanying Financial Highlights.  The income and expenses of the Portfolio Funds are, however, included in realized and unrealized gains on investments on the accompanying Statement of Operations.

M. Foreign Currency Translation

The Company has foreign investments which require the Company to translate these investments into U.S. dollars. For foreign investments for which the functional currency is not the U.S. dollar, the fair values of the investments are translated into the U.S. dollar using period end exchange rates. The resulting translation adjustments are recorded as unrealized appreciation or depreciation on investments.

14

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

Contributed capital and distributions received from these foreign Portfolio Companies are translated into the U.S. dollar using exchange rates on the date of the transaction.

Translation gains and losses resulting from changes in exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although Members' Equity - Net Assets of the Company are presented at the exchange rates and values of prevailing at the end of the period, the Company does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates on investment transactions from the fluctuations arising from changes in the fair value of these investments.

3. Advisory Fee, Administration Fee and Related Party Transactions

The Investment Adviser provides investment advisory services to the Company and incurs research, travel and other expenses related to the selection and monitoring of Portfolio Funds.  Further, the Investment Adviser provides certain management and administrative services to the TI Fund and the TE Fund, including providing office space and other support services, maintaining files and records, and preparing and filing various regulatory materials. In consideration for such services, the Company pays the Investment Adviser an investment advisory fee (the "Advisory Fee") quarterly in arrears at the annual rate of 1.0% as follows: (i) during the period from the initial closing until the fifth anniversary of the final closing, based on the total capital commitments (the "Underlying Commitments") entered into by the Company with respect to investments in the Portfolio Funds; and (ii) beginning on the fifth anniversary of the Final Closing and thereafter, based on the net asset value of the Company. For the period from the commencement of operations (August 10, 2011) to March 31, 2012, the Company incurred Advisory Fees totaling $123,821.

Certain general and administrative expenses, such as occupancy and personnel costs are borne by Bank of America or other affiliates and are not reflected in these financial statements.

Pursuant to an Administrative and Accounting Services Agreement, the Company has retained JD Clark & Company (the “Administrator”) as administrator, accounting agent, tax preparer and investor services agent. In consideration for these services, the Company pays the Administrator a variable fee between 0.01% and 0.02%, based on average quarterly net assets subject to a minimum quarterly fee. The Administrator is a wholly-owned division of UMB Fund Services, Inc., a subsidiary of UMB Financial Corporation. For the period from the Commencement of Operations (August 10, 2011) to March 31, 2012, the Company incurred administration fees totaling $43,333. In addition, UMB Bank N.A, serves as the Company's custodian.

15

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

The Board is made up of 5 managers, each of whom is not an “interested person” of the Company as defined by Section 2(a)(19) of the Investment Company Act (the “Independent Managers”). Currently, the Independent Managers are each paid an annual retainer of $40,000. The Independent Managers are also reimbursed for out of pocket expenses in connection with providing services to the Company. The Board does not have a compensation committee. For the period from the Commencement of Operations (August 10, 2011) to March 31, 2012, the Company incurred $200,000 in Board of Managers’ fees.

4. Capital Commitments from Feeder Funds

At March 31, 2012, capital commitments from the Members totaled $95,261,000. Capital contributions received by the Company with regard to satisfying Member commitments totaled $17,146,980, which represents approximately 18.00% of committed capital at March 31, 2012.

5. Allocations of Capital and Net Profits or Net Losses to Members

The net profits or net losses of the Company are allocated among the Members in a manner that takes into account the amount of cash that would be distributed based upon a hypothetical liquidation, such that allocations are based on the Member's percentage interest, as defined in the Company's limited liability company agreement.

6. Capital Commitments of the Company to Portfolio Funds

As of March 31, 2012, the Company has total capital commitments of $37,458,424 to the Portfolio Funds with remaining unfunded commitments of $28,573,226 to the Portfolio Funds.

7. Description of the Portfolio Funds

Due to the nature of the Portfolio Funds, the Company cannot liquidate its positions in the Portfolio Funds except through distributions from the Portfolio Funds, which are made at the discretion of the Portfolio Funds. The Company has no right to demand repayment of its investment in the Portfolio Funds.

Apax US VII, L.P. represents 15.37% of Members' Equity – Net Assets of the Company. The objective of Apax US VII, L.P. is to seek long-term capital growth through the provision of risk capital.

InterWest Partners IX, L.P., a secondary holding in Project Technology, represents 9.76% of Members’ Equity – Net Assets of the Company. The Objective of InterWest Partners IX, L.P. is to seek long-term capital appreciation by developing, negotiating and acquiring equity positions in a limited but diversified number of small and medium sized growth companies.

16

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

8. Indemnifications

In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company’s maximum exposure under these agreements is dependent on future claims that may be made against the Company, and, therefore cannot be established; however, based on the Investment Adviser’s experience, the risk of loss from such claims is considered remote.

Many of the Portfolio Funds partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 6 reflect both amounts undrawn to satisfy commitments and distributions that are recallable, as applicable.

9. Concentrations of Market, Credit, Industry, Currency and Capital Call Risk

The Company may make investments which are subject, directly or indirectly, to various risk factors including market, credit, industry, currency and capital call risk. Certain investments are made internationally, which may subject the investments to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions affecting such countries or regions. Market risk represents the potential loss in value of financial instruments caused by movements in market variables, such as interest and foreign exchange rates and equity prices. The Company may have a concentration of investments, as permitted by the registration statement, in a particular industry or sector. Investment performance of the sector may have a significant impact on the performance of the Company. The Company's investments are also subject to the risk associated with investing in private equity securities. The investments in private equity securities are illiquid, can be subject to various restrictions on resale, and there can be no assurance that the Company will be able to realize the value of such investments in a timely manner.

This portfolio strategy presents a high degree of business and financial risk due to the nature of underlying companies in which the Portfolio Funds invest, which may include entities with little operating history, minimal capitalization, or operations in new or developing industries.

Further, a significant portion of the Portfolio Fund assets may become investments in public securities through initial public offerings and acquisitions by public companies. These securities may be subject to restrictions, which may prevent the immediate resale of these securities by the Portfolio Funds. These securities may be subject to substantial market volatility which could impact the Portfolio Funds’ valuations.

17

Excelsior Private Markets Fund II (Master), LLC
Notes to Financial Statements
March 31, 2012

The Portfolio Funds may invest in certain financial instruments which may contain varying degrees of off balance sheet credit, interest and market risks. As a result, the Company may be subject indirectly to such risks through its investment in the Portfolio Funds. However, due to the nature of the Company’s investments in Portfolio Funds, such risks are limited to the Company’s capital balance in each such Portfolio Fund.

If the Company defaults on its commitment or fails to satisfy capital calls, it will be subject to significant penalties, including the complete forfeiture of the Company’s investment in the Portfolio Fund. This may impair the ability of the Company to pursue its investment program, force the Company to borrow or otherwise impair the value of the Company’s investments. In addition, defaults by Company Members on their commitments to the Company, may cause the Company to, in turn, default on its commitment to a Portfolio Fund. In this case, the Company, and especially the non-defaulting Members, will bear the penalties of such default as outlined above. While the Investment Adviser has taken steps to mitigate this risk there is no guarantee that such measures will be sufficient or successful.

10. Subsequent Events

The Company has evaluated all events subsequent to the balance sheet date of March 31, 2012, through the date these financial statements were issued and has determined that the following subsequent events require disclosure:

In April 2012, the Company closed on a commitment to Thomas H. Lee Equity Fund VI, L.P. totaling $7,519,568 and a commitment to Project Legacy totaling $5,437,105.

In May 2012, the Company closed on a commitment to Lightspeed China Partners I, L.P. totaling $2,000,000.

18

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of

Excelsior Private Markets Fund II (Master), LLC

In our opinion, the accompanying statement of assets, liabilities and members' equity - net assets, including the schedule of investments, and the related statements of operations, of changes in members' equity - net assets and of cash flows and the financial highlights present fairly, in all material respects, the financial position of Excelsior Private Markets Fund II (Master), LLC (the "Fund") at March 31, 2012, and the results of its operations, the changes in its members' equity - net assets, its cash flows and the financial highlights for the period from August 10, 2011 (commencement of operations) through March 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of investments at March 31, 2012 by correspondence with the underlying portfolio funds, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

May 30, 2012

PricewaterhouseCoopers LLP, 125 High Street, Boston, MA 02110

T: (617) 530 5000, F:(617) 530 5001, www.pwc.com/us

19

Excelsior Private Markets Fund II (Master), LLC
Supplemental Proxy Information (Unaudited)

Proxy Voting and Form N-Q

A description of the Company’s policies and procedures used to determine how to vote proxies relating to the Company’s portfolio securities, as well as information regarding proxy votes cast by the Company (if any) during the most recent 12 month period ended June 30, is available without charge, upon request, by calling the Company collect at 866-637-2587 or on the website of the Securities and Exchange Commission (the “SEC”) at http://www.sec.gov. The Company did not receive any proxy solicitations during the period ended March 31, 2012.

The Company files a complete schedule of portfolio holdings with the SEC within 60 days after the end of the first and third fiscal quarters of each year on Form N-Q. The Company’s Forms N-Q (i) are available at http://www.sec.gov, and (ii) may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. (the information concerning operation of the public Reference Room may be obtained by calling 1-800-SEC-0330), and (iii) may be obtained at no charge by calling the Company collect at 866-637-2587.

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Excelsior Private Markets Fund II (Master), LLC
Board of Managers (Unaudited)
March 31, 2012

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Disinterested Managers

Alan Brott c/o Excelsior Private Markets Fund II (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1942)	Manager	Term Indefinite; Length- since August 2009	Consultant (since 10/91); Associate Professor, Columbia University Graduate School of Business (since 2000); Former Partner of Ernst & Young. Mr. Brott serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC, and a director of Stone Harbor Investment Funds (3 funds) and Emerging Markets Income Fund.	8

John C. Hover II c/o Excelsior Private Markets Fund II (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1943)	Manager	Term Indefinite; Length- since August 2009	Former Executive Vice President of U.S. Trust Company (retired since 2000). Mr. Hover serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Tweedy, Browne Fund, Inc.	9

Victor F. Imbimbo, Jr. c/o Excelsior Private Markets Fund II (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1952)	Manager	Term Indefinite; Length- since October 2000	President and CEO of Caring Today, LLC, the publisher of Caring Today Magazine, the leading information resource within the family caregivers market; Former Executive Vice President of TBWA\New York and Former President for North America with TBWA/WorldHealth, a division of TBWA Worldwide, where he directed consumer marketing program development for healthcare companies primarily within the pharmaceutical industry. Mr. Imbimbo serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of Vertical Branding, Inc.	9

21

Excelsior Private Markets Fund II (Master), LLC
Board of Managers (Unaudited)
March 31, 2012

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Other Directorships Held	Number of Portfolios in Fund Complex Overseen by Manager

Disinterested Managers

Stephen V. Murphy c/o Excelsior Private Markets Fund II (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1945)	Manager	Term Indefinite; Length- since October 2000	President of S.V. Murphy & Co, Inc., an investment banking firm. Mr. Murphy serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC, and Excelsior Venture Partners III, LLC, and a director of The First of Long Island Corporation, The First National Bank of Long Island and former director of Bowne & Co., Inc. (1/06 to 11/10).	9

Thomas G. Yellin c/o Excelsior Private Markets Fund II (Master), LLC 225 High Ridge Road Stamford, CT 06905 (Born 1954)	Manager	Term Indefinite; Length- since August 2009	President of The Documentary Group (since 6/06); Former President of PJ Productions (from 8/02 to 6/06); Former Executive Producer of ABC News (from 8/89 to 12/02). Mr. Yellin serves as a manager of Excelsior Multi-Strategy Hedge Fund of Funds Master Fund, LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TI 2), LLC, Excelsior Multi-Strategy Hedge Fund of Funds (TE 2), LLC, Excelsior Private Markets Fund II (TI), LLC, Excelsior Private Markets Fund II (TE), LLC. He is also a director of Grosvenor Registered Multi-Strategy Master Fund, LLC, Grosvenor Registered Multi-Strategy Fund (TI 1), LLC, Grosvenor Registered Multi-Strategy Fund (TI 2), LLC and Grosvenor Registered Multi-Strategy Fund (TE), LLC.	8

22

Excelsior Private Markets Fund II (Master), LLC
Company Management (Unaudited)
March 31, 2012

Name, Address and Age	Position(s) Held with the Company	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Portfolios in Fund Complex Overseen by Manager

Officers who are not Managers

James D. Bowden Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02111 (Born 1953)	Chief Executive Officer and President	Term — Indefinite; Length — since inception	Managing Director, GWIM Alternative Investments Asset Management, Bank of America and Executive Vice President, Bank of America Capital Advisors LLC (since 1998).	N/A

Steven L. Suss Bank of America Capital Advisers LLC 225 High Ridge Road Stamford, CT 06905 (Born 1960)	Chief Financial Officer and Treasurer	Term — Indefinite; Length — since inception	Managing Director, GWIM Alternative Investments Asset Management, Bank of America (7/07 to present); Senior Vice President, Bank of America Capital Advisors LLC (7-07 – present); Director (4/07 to 5/08), Senior Vice President (7/07 to present), and President (4/07 to 6/07) of UST Advisers, Inc.; Senior Vice President of U.S. Trust’s Alternative Investment Division (4/07 to 6/07); Chief Financial Officer and Chief Compliance Officer, Heirloom Capital Management, L.P. (5/02 to 9/06).	N/A

Mathew J. Ahern Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02111 (Born 1967)	Senior Vice President	Term — Indefinite; Length — since inception	Senior Vice President and Director, GWIM Alternative Investments Asset Management, Bank of America, and Senior Vice President, Bank of America Capital Advisors LLC (12/02 to present).	N/A

Marina Belaya 114 West 47th Street New York, NY 10036 (Born 1967)	Secretary	Term — Indefinite; Length — since inception	Assistant General Counsel, Bank of America (7/07 to present); Vice President and Senior Attorney of U.S. Trust (2/06 to 6/07); Vice President, Corporate Counsel, Prudential Financial (4/05 to 01/06); Associate, Schulte Roth & Zabel LLP (09/02 to 03/05).	N/A

Fred Wofford Bank of America Capital Advisors LLC 100 Federal Street Boston, MA 02111 (Born 1955)	Chief Compliance Officer	Term — Indefinite; Length — since April 2011	Compliance Risk Executive, GWIM Alternative Investments, Bank of America (6/08 to present); Compliance Risk Executive, Columbia Management Advisors and the Columbia Funds, Bank of America (6/05 to 6/08); Head of Operations, Liberty Asset Management, Inc. (now, Banc of America Investment Advisors, Inc.) and the Liberty All-Star Funds, Bank of America/Fleet (3/03 to 5/05).	N/A

23

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. For the fiscal year ended March 31, 2012, there were no amendments to a provision of the code of ethics that relates to any element of code of ethics definition, nor were there any waivers granted from a provision of the code of ethics. A copy of the Registrant's code of ethics is filed with this form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Board of Managers of the Registrant has determined that Stephen V. Murphy possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert", and has designated Mr. Murphy as the Audit Committee's financial expert. Mr. Murphy is an "independent" Manager pursuant to paragraph (a)(2) of Item 3 on Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees, billed for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements and security counts required under Rule 17f-2 of the Investment Company Act of 1940 (the "1940 Act") for the fiscal years ended March 31, 2011 and March 31, 2012 were $0 and $8,000, respectively.

(b) Audit-Related Fees

There were no audit-related services provided by the principal accountant to the Registrant for the last two fiscal years.

(c) Tax Fees

The principal accountant for the audit of the Registrant's annual financial statements billed no fees for tax compliance, tax advice or tax planning services to the Registrant during the last two fiscal years.

(d) All Other Fees

The principal accountant billed no other fees to the Registrant during the last two fiscal years.

(e) (1) During its regularly scheduled periodic meetings, the Registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the Registrant. The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any such pre-approved fees are presented to the audit committee at its next regularly scheduled meeting.

(e) (2) Not applicable

(f) Not applicable.

(g) The amount of non-audit fees that were billed by the Registrant's accountant for services rendered to: (i) the Registrant, and (ii) the Registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended March 31, 2012, were $0 and $0, respectively.

(h) The Registrant's audit committee of the board of directors has considered whether the provision of non-audit services that may be rendered to the Registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) The Schedule of Investment is

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

A copy of the Proxy Voting Policies and Procedures is included as Exhibit 2 to this form.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1) Identification of Portfolio Manager(s) or Management Team Members and Description of Role of Portfolio Manager(s) or Management Team Member - As of March 31, 2012:

Matthew J. Ahern and James D. Bowden (collectively, the “Portfolio Management Team”) are responsible for the day-to-day management of the Registrant’s portfolio, subject to such policies as may be adopted by the Board. All members of the Portfolio Management Team must agree on the investment decision in order for a Portfolio Fund to be added to the Registrant’s portfolio.

Messrs. Ahern and Bowden, whose biographies are listed below, and are supported by a team of associates and analysts.

Matthew J. Ahern, Director and Senior Vice President of the Investment Adviser. Mr. Ahern joined the Investment Adviser in 2004 via Fleet Bank’s Private Equity Portfolio (“PEP”) Funds group, which he joined in 2002. His responsibilities include evaluating potential private equity fund investments, documenting and closing new investments, and actively managing numerous Investment Adviser relationships for the benefit of third party investors. Mr. Ahern also has a leading role in assessing the performance, and providing key analysis regarding the Investment Adviser’s current and prospective underlying funds and direct investments. Prior to joining Fleet Bank, Mr. Ahern was a Director of Capitalyst Ventures, a seed stage venture capital fund with offices in Boston and Washington D.C., where he led the firm’s investment strategy efforts and was a member of the investment committee. Prior to launching that firm, he spent a year as a Financial Analyst in an M.B.A. private equity training program at HarbourVest Partners, an international private equity fund of funds group. Mr. Ahern holds a B.A. from Boston University and an M.B.A. in Entrepreneurship and Finance from Babson College, summa cum laude.

James D. Bowden, Managing Director and Senior Vice President of the Investment Adviser. Mr. Bowden has been involved with the private equity industry for the last thirteen years. He joined the Investment Adviser in 1998 to form the group and to manage Bank of America’s private equity fund of funds business. In that capacity he has acted as the primary investment strategist for various private placement offerings and client advisory activities associated with the private equity asset class. He has led private placement capital raising activities, directed investment origination and has ongoing management and administration responsibilities for the business. He is a frequent speaker before private equity industry groups and asset management organizations concerning issues associated with investing in private equity, and is a member of the Advisory Board of Private Equity Center of the American Graduate School of International Management. Mr. Bowden’s career covers a variety of private equity, commercial banking and management consulting positions. From 1993 to 1998, he served as the manager of the Chicago office of Corporate Credit Examination Services for Continental Bank, where he had responsibility for the independent oversight of the Private Equity Investing and Midwest Commercial Banking Division. He continued in that capacity after Continental Bank merged with Bank of America, until he joined the Investment Adviser. From 1988 to 1993, Mr. Bowden was a Managing Consultant in the Financial Advisory Services practice of Coopers & Lybrand, specializing in corporate turnarounds. His career focused on commercial lending and problem loan workouts prior to joining Coopers & Lybrand, with work at Continental Bank from 1985 to 1988, Citicorp from 1980 to 1985 and American National Bank of Chicago from 1977 to 1980. He received his MBA and BBA degrees from the University of Michigan in 1977 and 1975, respectively. Mr. Bowden is a Certified Public Accountant.

(a)(2) Other Accounts Managed by Portfolio Manager(s) or Management Team Member - As of March 31, 2012:

The following tables set forth information about funds and accounts other than the Registrant for which a member of the Portfolio Management Team is primarily responsible for the day-to-day portfolio management as of March 31, 2012, unless indicated otherwise.

Matthew J. Ahern

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
3	$310,284,646	25	$2,313,625,648	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
2	$162,679,646	18	$1,837,243,148	0	N/A

James D. Bowden

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number	Total Assets	Number	Total Assets	Number	Total Assets
1	$98,664,646	24	$2,277,065,648	0	N/A

Registered Investment Companies Managed		Pooled Vehicles Managed		Other Accounts Managed
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
1	$98,664,646	17	$1,800,683,148	0	N/A

Potential Conflicts of Interests

Real, potential or apparent conflicts of interest may arise should members of the Portfolio Management Team have day-to-day portfolio management responsibilities with respect to more than one fund. Portfolio Management Team members may manage other accounts with investment strategies similar to the Registrant, including other investment companies, pooled investment vehicles and separately managed accounts. Fees earned by the Investment Adviser may vary among these accounts and Portfolio Management Team members may personally invest in these accounts. These factors could create conflicts of interest because the Portfolio Management Team members may have incentives to favor certain accounts over others, that could result in other accounts outperforming the Registrant. A conflict may also exist if an Portfolio Management Team member identifies a limited investment opportunity that may be appropriate for more than one account, but the Registrant is not able to take full advantage of that opportunity due to the need to allocate that opportunity among multiple accounts. In addition, a Portfolio Management Team member may execute transactions for another account that may adversely impact the value of securities held by the Registrant. However, the Investment Adviser believes that these risks are mitigated by the fact that accounts with like investment strategies managed by the Portfolio Management Team members are generally managed in a similar fashion and the Investment Adviser has a policy that seeks to allocate opportunities on a fair and equitable basis.

(a)(3) Compensation Structure of Portfolio Manager(s) or Management Team Members - As of March 31, 2012:

Each member of the Portfolio Management Team is a senior executive from business units within Global Wealth Investment Management. As such, the compensation packages for the members on the Portfolio Management Team are composed of the same components used with all Bank of America senior executives: base salary, annual incentive performance bonus and equity awards. There is no direct link between any member's specific compensation and the Registrant's investment performance.

In determining the base salaries, Bank of America intends to be competitive in the marketplace and ensure salaries are commensurate with each member's experience and ultimate responsibilities within each member's respective business unit. Bank of America regularly evaluates base salary levels with external industry studies and analysis of industry trends.

Each Portfolio Management Team member's annual bonus and equity awards are discretionary awards distributed after measuring each member's contributions against quantitative and qualitative goals relative to their individual business responsibilities. Quantitative goals are relative to the individual's business unit, and are not directly related to the performance of the Registrant or any other portfolio relative to any benchmark, or to the size of the Registrant. An example of a quantitative measure is associate turnover ratio. Qualitative measures may include staff management and development, process management (ex: adherence to internal and external policies), business management and strategic business input to the business platform.

There are no pre-set allocations regarding the split between salary and bonus.

(a)(4) As of March 31, 2012, no Portfolio Management Team member owned any Interests in the registrant.

(b) Not applicable.

Item 9. Purchase of Equity Securities By Close-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which members may recommend nominees to the Registrant's board of managers that would require disclosure.

Item 11. Controls and Procedures.

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) were effective as of a date within 90 days prior to the filing date of this report, based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures, as required by Rule 30a-3(b) of the 1940 Act.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Code of Ethics (see Exhibit 1)

(a)(2)	Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a)(3)	Not applicable

(b)	Not applicable

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Excelsior Private Markets Fund II (TE), LLC

By (Signature and Title) /s/ James D. Bowden

James D. Bowden, Principal Executive Officer

Date June 11, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ James D. Bowden

James D. Bowden, Principal Executive Officer

Date June 11, 2012

By (Signature and Title) /s/ Steven L. Suss

Steven L. Suss, Principal Financial Officer

Date June 11, 2012